Stock-Based Compensation (Details) - Schedule of weighted-average assumptions - FF Intelligent Mobility Global Holdings Ltd [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity Incentive Plan [Member]
Stock-Based Compensation (Details) - Schedule of weighted-average assumptions [Line Items]
Risk-free interest rate:	0.22%
Expected term (in years):	2 years 10 months 20 days
Expected volatility:	49.24%
Dividend yield:	0.00%
Grant date fair value per share: (in Dollars per share)	$ 0.58
STI Plan [Member]
Stock-Based Compensation (Details) - Schedule of weighted-average assumptions [Line Items]
Risk-free interest rate:	1.31%	0.59%	2.20%
Expected term (in years):	10 years
Expected volatility:	40.22%
Dividend yield:	0.00%
Grant date fair value per share: (in Dollars per share)	$ 0.60